EQUITY METHOD INVESTMENTS - Financial Information (Details) - Avance Gas [Member] $ in Thousands					1 Months Ended	12 Months Ended
	Mar. 25, 2015	Mar. 25, 2015 shares	Mar. 25, 2015 Rate	Oct. 02, 2013 shares	Jun. 30, 2015	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Shares received in transaction | shares		1		1
Shares received in transaction	60.74		60.74		124.55
Ownership percentage				37.50%		11.62%	22.89%	0.00%
Current assets						$ 190,028
Non current assets						507,243
Current liabilities						23,377
Non current liabilities						165,391
Net revenues						180,406	$ 115,000
Net operating income						88,192	23,173
Net income						$ 81,767	$ 11,502